Discontinued Operations - Significant Cash and Non-Cash Items of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Changes in operating assets and liabilities:
Inventories	$ (381)	$ 303	$ 550	$ (2,419)
Accounts payable and accrued expenses	(213)	(678)	(303)	(522)
Prepaid expenses and other current assets	205	275	(124)	1
Investing activities
Proceeds from sale of property and equipment	0	17	334	115
Good Wheat [Member] | Discontinued Operations [Member]
Operating activities
Depreciation	0	32	45	151
Loss on sale of property and equipment	0	2
Write-down of inventories			0	275
Gain on disposal of property and equipment	0	2	(65)	(11)
Changes in operating assets and liabilities:
Accounts receivable and other receivables			(88)	(8)
Inventories	0	243	(575)	(2,969)
Accounts payable and accrued expenses	0	(109)	(501)	26
Prepaid expenses and other current assets			0	0
Investing activities
Proceeds from sale of property and equipment	$ 0	$ 17	334	48
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member] | Discontinued Operations [Member]
Operating activities
Depreciation			0	24
Write-down of inventories			0	0
Gain on disposal of property and equipment			0	0
Changes in operating assets and liabilities:
Accounts receivable and other receivables			0	66
Inventories			0	250
Accounts payable and accrued expenses			0	(26)
Prepaid expenses and other current assets			0	14
Investing activities
Proceeds from sale of property and equipment			$ 0	$ 0